Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	$ 449,237	$ 258,220
Land not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	$ 11,200	$ 11,200